Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2017
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Finance Income And Expense Details

	2017	2016	2015
	(€’000)
Bond premium and fees in income	1,188	790	—
Bank and other interest	223	135	82
Profit from sale of financial asset	—	281	2,289
Net foreign currency exchange gain	—	—	923
Finance income	1,411	1,206	3,294
Interest expense on Senior Secured Notes, bank and other loans	(37,706)	(33,095)	(27,094)
Interest expense on finance leases	(3,667)	(1,750)	(3,139)
Interest expense on provision for onerous lease contracts	—	(16)	(115)
Other financial expenses	(2,707)	(1,765)	(1,968)
Net foreign currency exchanges loss	(1,698)	(849)	—
Finance expense	(45,778)	(37,475)	(32,316)
Net finance expense	(44,367)	(36,269)	(29,022)